Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	4D Pharma PLC
Entity Central Index Key	0001830162
Document Type	F-1
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false